S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 02, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	176,500
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,765,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	184,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,840,000